SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
14.	SUBSEQUENT EVENTS

The Company entered into an agreement to amend certain provisions of the Warrants (the “Amendment”) that it issued in connection with the Securities Purchase Agreement that it entered into on January 31, 2014. Under the terms of the Amendment, which became effective December 1, 2014, the Private Placement Warrants were amended to (i) reduce the exercise price of the Series B Warrants from $0.35 to $0.20, (ii) reduce the exercise price of the Series C Warrants from $0.40 to $0.20, and (iii) clarify that each Series of Private Placement Warrants may be amended without having to amend all three series of Private Placement Warrants. The number of shares of the Company’s common stock which may be purchased from the Company upon exercise of each Private Placement Warrant remained unchanged.

Following the Amendment, certain holders of the Private Placement Warrants exercised portions of their Series B Warrants, resulting in an aggregate issuance of 4,000,000 shares of the Company’s common stock (which increased the number of shares of common stock outstanding to 76,076,487), and gross proceeds to the Company of $800,000.